Property, equipment and software, net (Detail Textuals) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CAD ($)
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	¥ 1.1	¥ 1.0	$ 1.2
Estimated amortization expenses for 2019	1.6
Estimated amortization expenses for 2020	1.6
Estimated amortization expenses for 2021	1.5
Estimated amortization expenses for 2022	1.5
Estimated amortization expenses for 2023	¥ 1.2